Distribution Date:	10/10/25	DBJPM 2016-C3 Mortgage Trust
Determination Date:	10/06/25
Next Distribution Date:	11/13/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2016-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Controlling Class	Davidson Kempner Capital Management LP
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		Structured Products	(212) 446-40000	DBJPM2016-C3_AM@dkpartners.com
Interest Shortfall Detail - Collateral Level	26		520 Madison Avenue, 30th Floor | New York, NY 10022 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312VAA4	1.502000%	33,545,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	23312VAB2	1.886000%	6,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	23312VAC0	2.362000%	11,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	23312VAD8	2.756000%	45,000,000.00	7,041,024.43	4,333,581.40	16,170.89	0.00	0.00	4,349,752.29	2,707,443.03	36.58%	30.00%
A-4	23312VAE6	2.632000%	250,000,000.00	177,344,170.88	0.00	388,974.88	0.00	0.00	388,974.88	177,344,170.88	36.58%	30.00%
A-5	23312VAF3	2.890000%	279,987,000.00	279,987,000.00	0.00	674,302.02	0.00	0.00	674,302.02	279,987,000.00	36.58%	30.00%
A-M	23312VAH9	3.041000%	74,851,000.00	74,851,000.00	0.00	189,684.91	0.00	0.00	189,684.91	74,851,000.00	26.26%	21.63%
B	23312VAJ5	3.264000%	44,687,000.00	44,687,000.00	0.00	121,548.64	0.00	0.00	121,548.64	44,687,000.00	20.10%	16.63%
C	23312VAK2	3.474836%	36,867,000.00	36,867,000.00	0.00	106,755.66	0.00	0.00	106,755.66	36,867,000.00	15.01%	12.50%
D	23312VAS5	3.474836%	45,804,000.00	45,804,000.00	0.00	107,436.10	0.00	0.00	107,436.10	45,804,000.00	8.70%	7.38%
E*	23312VAU0	4.224836%	17,874,000.00	17,874,000.00	0.00	0.00	0.00	0.00	0.00	17,874,000.00	6.23%	5.38%
F	23312VAW6	4.224836%	8,938,000.00	8,938,000.00	0.00	0.00	0.00	0.00	0.00	8,938,000.00	5.00%	4.38%
G	23312VAY2	4.224836%	10,054,000.00	10,054,000.00	0.00	0.00	0.00	0.00	0.00	10,054,000.00	3.62%	3.25%
H	23312VBA3	4.224836%	29,047,404.00	28,905,133.84	0.00	0.00	0.00	2,676,661.70	0.00	26,228,472.14	0.00%	0.00%
R	23312VBC9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			893,738,404.00	732,352,329.15	4,333,581.40	1,604,873.10	0.00	2,676,661.70	5,938,454.50	725,342,086.05

X-A	23312VAG1	1.400479%	700,467,000.00	539,223,195.31	0.00	629,308.79	0.00	0.00	629,308.79	534,889,613.91
X-B	23312VAL0	0.960836%	44,687,000.00	44,687,000.00	0.00	35,780.75	0.00	0.00	35,780.75	44,687,000.00
X-C	23312VAN6	0.750000%	82,671,000.00	82,671,000.00	0.00	51,669.37	0.00	0.00	51,669.37	82,671,000.00
Notional SubTotal			827,825,000.00	666,581,195.31	0.00	716,758.91	0.00	0.00	716,758.91	662,247,613.91

Deal Distribution Total					4,333,581.40	2,321,632.01	0.00	2,676,661.70	6,655,213.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312VAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312VAB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	23312VAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	23312VAD8	156.46720956	96.30180889	0.35935311	0.00000000	0.00000000	0.00000000	0.00000000	96.66116200	60.16540067
A-4	23312VAE6	709.37668352	0.00000000	1.55589952	0.00000000	0.00000000	0.00000000	0.00000000	1.55589952	709.37668352
A-5	23312VAF3	1,000.00000000	0.00000000	2.40833332	0.00000000	0.00000000	0.00000000	0.00000000	2.40833332	1,000.00000000
A-M	23312VAH9	1,000.00000000	0.00000000	2.53416668	0.00000000	0.00000000	0.00000000	0.00000000	2.53416668	1,000.00000000
B	23312VAJ5	1,000.00000000	0.00000000	2.72000000	0.00000000	0.00000000	0.00000000	0.00000000	2.72000000	1,000.00000000
C	23312VAK2	1,000.00000000	0.00000000	2.89569696	0.00000000	0.00000000	0.00000000	0.00000000	2.89569696	1,000.00000000
D	23312VAS5	1,000.00000000	0.00000000	2.34556152	0.55013558	4.13512357	0.00000000	0.00000000	2.34556152	1,000.00000000
E	23312VAU0	1,000.00000000	0.00000000	0.00000000	3.52069710	28.64087334	0.00000000	0.00000000	0.00000000	1,000.00000000
F	23312VAW6	1,000.00000000	0.00000000	0.00000000	3.52069702	28.64087268	0.00000000	0.00000000	0.00000000	1,000.00000000
G	23312VAY2	1,000.00000000	0.00000000	0.00000000	3.52069723	54.56990452	0.00000000	0.00000000	0.00000000	1,000.00000000
H	23312VBA3	995.10213856	0.00000000	0.00000000	3.50345318	85.16748622	0.00000000	92.14805220	0.00000000	902.95408636
R	23312VBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312VAG1	769.80528035	0.00000000	0.89841319	0.00000000	0.00000000	0.00000000	0.00000000	0.89841319	763.61857719
X-B	23312VAL0	1,000.00000000	0.00000000	0.80069707	0.00000000	0.00000000	0.00000000	0.00000000	0.80069707	1,000.00000000
X-C	23312VAN6	1,000.00000000	0.00000000	0.62499994	0.00000000	0.00000000	0.00000000	0.00000000	0.62499994	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	16,170.89	0.00	16,170.89	0.00	0.00	0.00	16,170.89	0.00
A-4	09/01/25 - 09/30/25	30	0.00	388,974.88	0.00	388,974.88	0.00	0.00	0.00	388,974.88	0.00
A-5	09/01/25 - 09/30/25	30	0.00	674,302.02	0.00	674,302.02	0.00	0.00	0.00	674,302.02	0.00
X-A	09/01/25 - 09/30/25	30	0.00	629,308.79	0.00	629,308.79	0.00	0.00	0.00	629,308.79	0.00
X-B	09/01/25 - 09/30/25	30	0.00	35,780.75	0.00	35,780.75	0.00	0.00	0.00	35,780.75	0.00
X-C	09/01/25 - 09/30/25	30	0.00	51,669.37	0.00	51,669.37	0.00	0.00	0.00	51,669.37	0.00
A-M	09/01/25 - 09/30/25	30	0.00	189,684.91	0.00	189,684.91	0.00	0.00	0.00	189,684.91	0.00
B	09/01/25 - 09/30/25	30	0.00	121,548.64	0.00	121,548.64	0.00	0.00	0.00	121,548.64	0.00
C	09/01/25 - 09/30/25	30	0.00	106,755.66	0.00	106,755.66	0.00	0.00	0.00	106,755.66	0.00
D	09/01/25 - 09/30/25	30	164,206.79	132,634.51	0.00	132,634.51	25,198.41	0.00	0.00	107,436.10	189,405.20
E	09/01/25 - 09/30/25	30	448,998.03	62,928.94	0.00	62,928.94	62,928.94	0.00	0.00	0.00	511,926.97
F	09/01/25 - 09/30/25	30	224,524.13	31,467.99	0.00	31,467.99	31,467.99	0.00	0.00	0.00	255,992.12
G	09/01/25 - 09/30/25	30	513,248.73	35,397.09	0.00	35,397.09	35,397.09	0.00	0.00	0.00	548,645.82
H	09/01/25 - 09/30/25	30	2,372,128.16	101,766.22	0.00	101,766.22	101,766.22	0.00	0.00	0.00	2,473,894.38
Totals			3,723,105.84	2,578,390.66	0.00	2,578,390.66	256,758.65	0.00	0.00	2,321,632.01	3,979,864.49

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	6,655,213.41
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,587,178.80	Master Servicing Fee	2,701.47
Interest Reductions due to Nonrecoverability Determination	(237,580.00)	Certificate Administration Fee	4,088.97
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	305.15
ARD Interest	0.00	Operating Advisor Fee	1,430.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,349,598.80	Total Fees	8,525.65

Principal		Expenses/Reimbursements
Scheduled Principal	762,838.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	6,247,404.11	Special Servicing Fees (Monthly)	17,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,941.14
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	2,676,661.70
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,010,243.10	Total Expenses/Reimbursements	2,696,102.84

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,321,632.01
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	4,333,581.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,655,213.41
Total Funds Collected	9,359,841.90	Total Funds Distributed	9,359,841.90

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	732,352,329.15	732,352,329.15	Beginning Certificate Balance	732,352,329.15
(-) Scheduled Principal Collections	762,838.99	762,838.99	(-) Principal Distributions	4,333,581.40
(-) Unscheduled Principal Collections	6,247,404.11	6,247,404.11	(-) Realized Losses	2,676,661.70
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	2,676,661.70
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	725,342,086.05	725,342,086.05	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	732,352,329.15	732,352,329.15	Ending Certificate Balance	725,342,086.05
Ending Actual Collateral Balance	725,371,708.37	725,371,708.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	2,676,661.70	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	2,676,661.70	0.00	Net WAC Rate	4.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	149,600,840.46	20.62%	9	4.2809	NAP	Defeased	4	149,600,840.46	20.62%	9	4.2809	NAP
7,499,999 or less	3	13,567,343.81	1.87%	8	4.7850	1.781912	1.18 or less	6	121,836,339.23	16.80%	9	3.7861	0.066736
7,500,000 to 14,999,999	5	51,393,668.37	7.09%	9	4.0647	1.363738	1.19 to 1.39	3	25,018,583.49	3.45%	9	4.5980	1.337505
15,000,000 to 24,999,999	7	124,504,614.39	17.16%	7	4.4688	3.174737	1.40 to 1.44	2	29,611,190.46	4.08%	5	4.6602	1.404299
25,000,000 to 49,999,999	8	269,160,478.49	37.11%	8	4.0426	2.148585	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 74,999,999	2	117,115,140.53	16.15%	9	4.3759	2.594764	1.55 to 1.99	2	80,315,140.53	11.07%	10	4.5228	1.807556
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	6	131,360,644.96	18.11%	7	4.5693	2.281782
Totals	29	725,342,086.05	100.00%	9	4.2342	2.311612	2.50 to 2.87	2	51,014,996.25	7.03%	10	3.8464	2.723350
							2.88 or greater	4	136,584,350.67	18.83%	9	4.0765	5.159555
							Totals	29	725,342,086.05	100.00%	9	4.2342	2.311612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	149,600,840.46	20.62%	9	4.2809	NAP
							Defeased	4	149,600,840.46	20.62%	9	4.2809	NAP
Arizona	3	75,572,149.01	10.42%	9	4.7250	3.738321
							Lodging	5	140,527,909.96	19.37%	7	4.7072	3.003738
California	5	182,929,166.08	25.22%	8	4.0999	1.017968
							Mixed Use	1	84,000,000.00	11.58%	10	3.3940	(0.250000)
Florida	6	8,461,009.04	1.17%	10	3.7200	2.730000
							Multi-Family	1	16,882,024.38	2.33%	4	4.6000	1.400000
Georgia	3	2,863,707.50	0.39%	10	3.7200	2.730000
							Office	3	46,590,837.50	6.42%	8	4.3781	1.791785
Idaho	1	1,580,815.10	0.22%	10	3.7200	2.730000
							Retail	6	211,857,500.12	29.21%	9	4.2368	3.198266
Illinois	1	5,661,671.42	0.78%	9	4.7500	2.410000
							Self Storage	27	75,882,973.62	10.46%	10	4.0191	2.450244
Iowa	1	770,951.44	0.11%	10	3.7200	2.730000
							Totals	47	725,342,086.05	100.00%	9	4.2342	2.311612
Maryland	2	3,212,702.39	0.44%	10	3.7200	2.730000

Minnesota	1	1,354,636.85	0.19%	10	3.7200	2.730000

Missouri	2	37,836,339.23	5.22%	6	4.6566	0.769918

Nevada	4	56,055,737.65	7.73%	9	3.7414	5.825134

New Jersey	3	5,739,575.00	0.79%	10	3.7200	2.730000

New York	3	69,661,996.79	9.60%	9	4.1863	2.327403

South Carolina	2	2,140,180.20	0.30%	10	3.7200	2.730000

Tennessee	1	65,000,000.00	8.96%	9	4.0920	3.240000

Texas	4	41,900,607.87	5.78%	7	4.5988	1.362685

Virginia	1	15,000,000.00	2.07%	4	4.2290	2.170000

Totals	47	725,342,086.05	100.00%	9	4.2342	2.311612

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	149,600,840.46	20.62%	9	4.2809	NAP	Defeased	4	149,600,840.46	20.62%	9	4.2809	NAP
	4.4999% or less	13	345,913,969.79	47.69%	9	3.8644	2.425838	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	7	156,675,581.32	21.60%	8	4.6727	1.509688	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	5	73,151,694.48	10.09%	7	4.9479	4.047347	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	29	725,342,086.05	100.00%	9	4.2342	2.311612	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	25	575,741,245.59	79.38%	8	4.2220	2.382551
								Totals	29	725,342,086.05	100.00%	9	4.2342	2.311612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	149,600,840.46	20.62%	9	4.2809	NAP	Defeased	4	149,600,840.46	20.62%	9	4.2809	NAP
	80 months or less	25	575,741,245.59	79.38%	8	4.2220	2.382551	Interest Only	11	300,200,000.00	41.39%	9	4.0183	2.403125
	81 to 110 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	111 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	14	275,541,245.59	37.99%	8	4.4440	2.360137
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	29	725,342,086.05	100.00%	9	4.2342	2.311612
	Totals	29	725,342,086.05	100.00%	9	4.2342	2.311612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	149,600,840.46	20.62%	9	4.2809	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	25	575,741,245.59	79.38%	8	4.2220	2.382551
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	29	725,342,086.05	100.00%	9	4.2342	2.311612
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311278	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	32,892,473.10	32,892,473.10	09/01/23
1A	30311279				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	9,107,526.90	9,107,526.90	09/01/23
1B	30311280				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	32,892,473.10	32,892,473.10	09/01/23
1C	30311281				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	9,107,526.90	9,107,526.90	09/01/23
2	30311282	OF	Oakland	CA	Actual/360	4.140%	286,350.00	0.00	0.00	N/A	07/01/26	--	83,000,000.00	83,000,000.00	10/01/25
3	30311284	RT	Nashville	TN	Actual/360	4.092%	221,650.00	0.00	0.00	N/A	07/01/26	--	65,000,000.00	65,000,000.00	10/01/25
5	30311289	RT	Yuma	AZ	Actual/360	4.730%	205,891.09	119,385.48	0.00	N/A	08/01/26	--	52,234,526.01	52,115,140.53	10/01/25
6	30311290	RT	Las Vegas	NV	Actual/360	3.744%	24,398.40	0.00	0.00	N/A	07/01/26	--	7,820,000.00	7,820,000.00	10/01/25
6A	30311291				Actual/360	3.744%	131,601.60	0.00	0.00	N/A	07/01/26	--	42,180,000.00	42,180,000.00	10/01/25
7	30311293	SS	Various	Various	Actual/360	3.720%	105,963.45	129,786.45	0.00	08/06/26	08/06/36	--	34,181,759.45	34,051,973.00	10/06/25
8	30311294	OF	Oakland	CA	Actual/360	4.140%	146,625.00	0.00	0.00	N/A	07/01/26	--	42,500,000.00	42,500,000.00	10/01/25
9	30311295	LO	New York	NY	Actual/360	4.235%	126,343.72	63,206.27	0.00	N/A	07/06/26	--	35,799,874.82	35,736,668.55	10/06/25
10	30311297	LO	Marina del Rey	CA	Actual/360	5.090%	161,183.33	0.00	0.00	N/A	04/06/26	--	38,000,000.00	38,000,000.00	10/06/25
11	30311298	LO	Kansas City	MO	Actual/360	4.710%	99,309.16	94,804.83	0.00	N/A	02/06/26	--	25,301,695.57	25,206,890.74	10/06/25
12	30311299	OF	San Francisco	CA	Actual/360	4.140%	97,290.00	0.00	0.00	N/A	07/01/26	--	28,200,000.00	28,200,000.00	09/01/25
13	30297237	LO	Phoenix	AZ	Actual/360	4.800%	86,536.91	49,876.08	0.00	N/A	05/06/26	--	21,634,226.75	21,584,350.67	10/06/25
14	30297078	LO	San Diego	CA	Actual/360	5.240%	71,078.95	54,639.21	0.00	N/A	05/06/26	--	16,277,622.58	16,222,983.37	10/06/25
15	30311300	SS	Long Island City	NY	Actual/360	4.100%	58,101.05	42,162.61	0.00	N/A	08/06/26	--	17,005,185.86	16,963,023.25	10/06/25
16	30311301	SS	Long Island City	NY	Actual/360	4.170%	59,090.02	42,018.05	0.00	N/A	07/06/26	--	17,004,323.04	16,962,304.99	10/06/25
17	30311302	LO	Napa	CA	Actual/360	4.720%	78,666.67	0.00	0.00	N/A	05/06/26	--	20,000,000.00	20,000,000.00	10/06/25
18	30311303	RT	Dallas	TX	Actual/360	4.500%	64,297.29	33,031.89	0.00	N/A	07/01/26	--	17,145,942.99	17,112,911.10	10/01/25
19	30311304	MF	Baytown	TX	Actual/360	4.600%	64,825.55	28,988.37	0.00	N/A	02/06/26	--	16,911,012.75	16,882,024.38	10/06/25
20	30311305	RT	Kansas City	MO	Actual/360	4.550%	47,998.98	29,622.32	0.00	N/A	08/06/26	--	12,659,070.81	12,629,448.49	09/06/25
21	30311306	RT	Williamsburg	VA	Actual/360	4.229%	52,862.50	0.00	0.00	N/A	02/06/26	--	15,000,000.00	15,000,000.00	10/06/25
22	30311307	OF	Goleta	CA	Actual/360	4.740%	50,381.68	25,690.85	0.00	N/A	05/06/26	--	12,754,856.93	12,729,166.08	10/06/25
24	30311308	RT	Boca Raton	FL	Actual/360	4.550%	29,940.27	18,477.48	0.00	N/A	08/06/26	--	7,896,334.57	7,877,857.09	10/06/25
27	30311311	MH	Las Vegas	NV	Actual/360	4.800%	24,989.62	6,247,404.11	0.00	N/A	01/06/26	--	6,247,404.11	0.00	10/06/25
28	30311312	OF	Naperville	IL	Actual/360	4.750%	22,462.28	13,009.74	0.00	N/A	07/06/26	--	5,674,681.16	5,661,671.42	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30311313	SS	Mesquite	TX	Actual/360	4.810%	17,552.29	10,024.38	0.00	N/A	06/01/26	--	4,378,948.53	4,368,924.15	10/01/25
32	30311315	SS	Desoto	TX	Actual/360	4.810%	14,208.99	8,114.98	0.00	N/A	06/01/26	--	3,544,863.22	3,536,748.24	10/01/25
Totals							2,349,598.80	7,010,243.10	0.00				732,352,329.15	725,342,086.05
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(16,543,101.03)	(4,561,517.90)	01/01/25	06/30/25	05/06/25	20,117,083.47	560,722.15	(286.44)	1,046,933.78	0.00	1,048,119.30
1A	(16,543,101.03)	(4,561,517.90)	01/01/25	06/30/25	05/06/25	5,570,176.44	155,257.14	(79.31)	289,883.29	0.00	290,211.55
1B	(16,543,101.03)	(4,561,517.90)	01/01/25	06/30/25	05/06/25	20,117,083.47	560,722.15	(286.44)	1,046,933.78	0.00	1,048,119.30
1C	(16,543,101.03)	(4,561,517.90)	01/01/25	06/30/25	05/06/25	5,570,176.44	155,257.14	(79.31)	289,883.29	0.00	290,211.55
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	49,662,837.44	51,731,283.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,301,524.38	7,237,114.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	78,029,697.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	78,029,697.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,937,517.59	16,146,188.20	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	9,932,642.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,903,805.79	1,325,541.11	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,424,341.09	5,774,675.52	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,025,241.70	2,350,974.74	01/01/25	06/30/25	--	0.00	0.00	97,172.50	97,172.50	0.00	0.00
13	6,646,657.56	16,610,884.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	3,281,295.74	3,272,081.66	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,607,759.96	2,624,251.68	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,359,911.62	2,729,225.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,569,523.00	1,668,089.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,597,601.92	1,627,668.52	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	589,405.62	674,205.12	01/01/25	06/30/25	--	0.00	0.00	77,568.55	77,568.55	0.00	0.00
21	18,786,597.15	18,349,685.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,435,750.45	1,396,541.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,049,226.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	509,672.54	454,676.86	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	360,679.68	356,050.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	227,868,982.43	116,083,065.97				51,374,519.82	1,431,958.58	174,009.55	2,848,375.19	0.00	2,676,661.70

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	30311311	6,247,404.11	Payoff Prior to Maturity	0.00	0.00
Totals		6,247,404.11		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/10/25	0	0.00	0	0.00	4	84,000,000.00	5	109,206,890.74	0	0.00	0	0.00	0	0.00	1	6,247,404.11	4.234167%	4.219774%	9
09/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,301,695.57	0	0.00	0	0.00	0	0.00	0	0.00	4.239236%	4.224836%	9
08/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,392,820.51	0	0.00	0	0.00	0	0.00	0	0.00	4.239466%	4.225066%	10
07/11/25	0	0.00	0	0.00	4	84,000,000.00	5	109,483,577.36	0	0.00	0	0.00	0	0.00	0	0.00	4.239695%	4.225294%	11
06/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,577,300.45	0	0.00	0	0.00	0	0.00	0	0.00	4.239937%	4.225536%	12
05/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,667,312.10	0	0.00	0	0.00	0	0.00	0	0.00	4.240162%	4.225761%	13
04/11/25	0	0.00	0	0.00	4	84,000,000.00	5	109,760,316.85	0	0.00	0	0.00	0	0.00	0	0.00	4.240401%	4.226000%	14
03/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,849,589.21	0	0.00	0	0.00	0	0.00	0	0.00	4.240624%	4.226222%	15
02/12/25	0	0.00	0	0.00	4	84,000,000.00	5	109,948,644.67	0	0.00	0	0.00	0	0.00	0	0.00	4.240890%	4.226488%	16
01/10/25	0	0.00	0	0.00	4	84,000,000.00	5	110,037,156.29	0	0.00	0	0.00	0	0.00	0	0.00	4.241110%	4.226708%	17
12/12/24	0	0.00	0	0.00	4	84,000,000.00	5	110,125,310.38	0	0.00	0	0.00	0	0.00	0	0.00	4.241328%	4.226925%	18
11/13/24	0	0.00	0	0.00	4	84,000,000.00	5	110,216,524.51	0	0.00	0	0.00	0	0.00	0	0.00	4.241559%	4.227157%	19
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30311278	09/01/23	24	6	(286.44)	1,046,933.78	0.00	32,892,473.10	06/21/23	2		09/29/23
1A	30311279	09/01/23	24	6	(79.31)	289,883.29	0.00	9,107,526.90	06/21/23	2		09/29/23
1B	30311280	09/01/23	24	6	(286.44)	1,046,933.78	0.00	32,892,473.10	06/21/23	2		09/29/23
1C	30311281	09/01/23	24	6	(79.31)	289,883.29	0.00	9,107,526.90	06/21/23	2		09/29/23
12	30311299	09/01/25	0	B	97,172.50	97,172.50	0.00	28,200,000.00
20	30311305	09/06/25	0	A	77,568.55	77,568.55	0.00	12,659,070.81
Totals					174,009.55	2,848,375.19	0.00	124,859,070.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		95,088,915	69,882,024	0		25,206,891
7 - 12 Months		596,201,198	512,201,198	0		84,000,000
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		34,051,973	34,051,973	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	725,342,086	641,342,086	0	0	0	84,000,000
Sep-25	732,352,329	648,352,329	0	0	0	84,000,000
Aug-25	733,086,829	649,086,829	0	0	0	84,000,000
Jul-25	733,818,513	649,818,513	0	0	0	84,000,000
Jun-25	734,585,819	650,585,819	0	0	0	84,000,000
May-25	735,311,756	651,311,756	0	0	0	84,000,000
Apr-25	736,073,521	652,073,521	0	0	0	84,000,000
Mar-25	736,793,753	652,793,753	0	0	0	84,000,000
Feb-25	737,627,634	653,627,634	0	0	0	84,000,000
Jan-25	738,341,905	654,341,905	0	0	0	84,000,000
Dec-24	739,053,438	655,053,438	0	0	0	84,000,000
Nov-24	739,801,316	655,801,316	0	0	0	84,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30311278	32,892,473.10	32,892,473.10	195,000,000.00	07/03/25	(4,859,721.40)	(0.25000)	06/30/25	08/01/26	I/O
1A	30311279	9,107,526.90	9,107,526.90	195,000,000.00	07/03/25	(4,859,721.40)	(0.25000)	06/30/25	08/01/26	I/O
1B	30311280	32,892,473.10	32,892,473.10	195,000,000.00	07/03/25	(4,859,721.40)	(0.25000)	06/30/25	08/01/26	I/O
1C	30311281	9,107,526.90	9,107,526.90	195,000,000.00	07/03/25	(4,859,721.40)	(0.25000)	06/30/25	08/01/26	I/O
Totals		84,000,000.00	84,000,000.00	780,000,000.00		(19,438,885.60)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	30311278	MU	CA	06/21/23	2

09/01/2025 - The Mortgaged Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union

Square Mar ket in San Francisco, CA. Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property a nd in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until

Bloomingdales (non-owned anchor) cl osed on April 13, 2025. Most tenants at the Property have exercised co-tenancy lease termination rights and physical occupancy is 7%. Lender is finishing DD including negotiations with the ground lessor to address claims of a ground lease default. Lend er is holding a summary judgement and intends to foreclose as soon as possible. Upon foreclosure, Lender will immediately market for disposition.
1A	30311279	Various	Various	06/21/23	2

09/01/2025 - The Mortgaged Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union

Square Mar ket in San Francisco, CA. Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property a nd in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until

Bloomingdales (non-owned anchor) cl osed on April 13, 2025. Most tenants at the Property have exercised co-tenancy lease termination rights and physical occupancy is 7%. Lender is finishing DD including negotiations with the ground lessor to address claims of a ground lease default. Lend er is holding a summary judgement and intends to foreclose as soon as possible. Upon foreclosure, Lender will immediately market for disposition.
1B	30311280	Various	Various	06/21/23	2

09/01/2025 - The Mortgaged Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union

Square Mar ket in San Francisco, CA. Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property a nd in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until

Bloomingdales (non-owned anchor) cl osed on April 13, 2025. Most tenants at the Property have exercised co-tenancy lease termination rights and physical occupancy is 7%. Lender is finishing DD including negotiations with the ground lessor to address claims of a ground lease default. Lend er is holding a summary judgement and intends to foreclose as soon as possible. Upon foreclosure, Lender will immediately market for disposition.
1C	30311281	Various	Various	06/21/23	2

09/01/2025 - The Mortgaged Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union

Square Mar ket in San Francisco, CA. Lender filed a foreclosure action on 9/28/2023, and a receiver was appointed on 10/16/2023. Lender is working with the Receiver, the City of SF, BART, and the Union Square Alliance to address life/safety issues at the Property a nd in the neighborhood. Management and Leasing is being handled by JLL who''s working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until

Bloomingdales (non-owned anchor) cl osed on April 13, 2025. Most tenants at the Property have exercised co-tenancy lease termination rights and physical occupancy is 7%. Lender is finishing DD including negotiations with the ground lessor to address claims of a ground lease default. Lend er is holding a summary judgement and intends to foreclose as soon as possible. Upon foreclosure, Lender will immediately market for disposition.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30311295	38,600,000.00	4.23500%	38,600,000.00 4.23500%		8	03/14/21	03/04/21	03/14/21
11	30311298	29,013,705.65	4.71000%	29,013,705.65 4.71000%		8	06/16/21	04/29/21	06/16/21
17	30311302	0.00	4.72000%	0.00	4.72000%	8	05/28/20	06/06/20	05/28/20
Totals		67,613,705.65		67,613,705.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30311314 10/13/22	4,418,070.57	4,800,000.00	6,007,955.76	1,754,637.59	6,007,955.76	4,253,318.17	164,752.40	0.00	22,482.07	142,270.33	2.73%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,418,070.57	4,800,000.00	6,007,955.76	1,754,637.59	6,007,955.76	4,253,318.17	164,752.40	0.00	22,482.07	142,270.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30311314	04/12/23	0.00	0.00	142,270.33	0.00	0.00	(22,482.07)	0.00	0.00	142,270.33
		10/13/22	0.00	0.00	164,752.40	0.00	0.00	164,752.40	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	142,270.33	0.00	0.00	142,270.33	0.00	0.00	142,270.33

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	6,852.60	0.00	0.00	0.00	0.00	93,030.88	0.00	0.00	0.00	0.00
1A	0.00	0.00	1,897.40	0.00	0.00	0.00	0.00	25,759.12	0.00	0.00	0.00	0.00
1B	0.00	0.00	6,852.60	0.00	0.00	0.00	0.00	93,030.88	0.00	0.00	0.00	0.00
1C	0.00	0.00	1,897.40	0.00	0.00	0.00	0.00	25,759.12	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,941.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,500.00	0.00	1,941.14	0.00	0.00	237,580.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		257,021.14

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27